DWS Lifecycle Long Range Fund

Supplement to the currently effective Statements of Additional Information of DWS Lifecycle Long Range Fund

--------------------------------------------------------------------------------

         Effective January 22, 2007, Northern Trust Investments, N.A. ("NTI") will no longer serve as a subadvisor to the Fund. Accordingly, all references to NTI and its relationship to the Fund are removed from the Fund's Statements of Additional Information.

      The following information replaces in its entirety the section "Service Providers - Subadvisors" of each of the fund's currently effective Statements of Additional Information:

         Aberdeen Asset Management Inc. As of December 2, 2005, DeAM, Inc., the Fund's advisor, entered into an investment subadvisory agreement with Aberdeen Asset Management Inc. ("AAMI"), a US registered investment advisor. AAMI acts as a subadvisor for the Fund with respect to the core bond and active fixed income portions (excluding the high yield portion) of the Fund only. AAMI makes the investment decisions, buys and sells securities, and conducts the research that leads to these purchase and sale decisions. AAMI is also responsible for selecting brokers and dealers to negotiate portfolio transactions and for negotiating brokerage commissions and dealer charges. AAMI provides a full range of international investment advisory services to institutional and retail clients.

         AAMI will be paid for its services by DeAM, Inc. from its fee as investment advisor to the Fund. DeAM pays AAMI a fee at the annual rate of 0.18% of the average daily net assets of the fund, computed daily and paid monthly.

         The subadvisory fee paid by DeAM, Inc. to AAMI for the period from December 2, 2005 through March 31, 2006 was $159,000.

         AAMI is a direct wholly-owned subsidiary of Aberdeen Asset Management PLC, the parent company of an asset management group formed in 1983. AAMI's principal business address is 1735 Market Street, Philadelphia, PA 19103.

         The following information replaces in its entirety the section "Fund Ownership of Portfolio Managers - Advisor" of each of the fund's currently effective Statements of Additional Information:


The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all DWS Funds as a group (i.e. those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund's most recent fiscal year end.
                               Dollar Range of
                             Fund Shares Owned in       Dollar Range of
                             DWS Lifecycle Long             All DWS
Name of Portfolio Manager         Range Fund           Fund Shares Owned
-------------------------         ----------           -----------------

Thomas Picciochi                      $0               $100,001-$500,000
Robert Wang                           $0              $500,001-$1,000,000
Inna Okounkova (1)                    $0               $100,001-$500,000
Jin Chen (1)                          $0               $100,001-$500,000
Julie Abbett (1)                      $0                $10,001-$50,000

(1) Information for these individuals is provided as of September 30, 2006.


Conflicts of Interest

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund's most recent fiscal year end.

Other SEC Registered Investment Companies Managed:

                                                                                  Number of
                                     Number of                                Investment Company
                                    Registered          Total Assets of         Accounts with       Total Assets of
                                    Investment       Registered Investment   Performance-Based     Performance-Based
Name of Portfolio Manager            Companies             Companies                 Fee             Fee Accounts
-------------------------            ---------             ---------                 ---             ------------
Thomas Picciochi                         3                $128,945,454                1               $48,707,544
Robert Wang                             19               $5,790,289,843               0                   $0
Inna Okounkova (1)                      11               $3,889,476,613               0                   $0
Jin Chen (1)                             9               $2,960,083,704               0                   $0
Julie Abbett (1)                         9               $2,960,083,704               0                   $0



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

(1)      Information for these individuals is provided as of September 30, 2006.

Other Pooled Investment Vehicles Managed:


---------------------------------- ---------------- ----------------------- -------------------- -------------------
                                                                             Number of Pooled
                                     Number of                             Investment Vehicle
                                       Pooled          Total Assets of         Accounts with      Total Assets of
                                     Investment       Pooled Investment     Performance-Based    Performance-Based
Name of Portfolio Manager             Vehicles             Vehicles                 Fee             Fee Accounts
-------------------------             --------             --------                 ---             ------------
---------------------------------- ---------------- ----------------------- -------------------- -------------------

---------------------------------- ---------------- ----------------------- -------------------- -------------------
Thomas Picciochi                          2              $128,248,328                1              $126,620,000
---------------------------------- ---------------- ----------------------- -------------------- -------------------
Robert Wang                               9              $450,994,495                1              $126,620,000
---------------------------------- ---------------- ----------------------- -------------------- -------------------
Inna Okounkova (1)                        4              $277,932,902                0                   $0
---------------------------------- ---------------- ----------------------- -------------------- -------------------
Jin Chen (1)                              3              $47,951,979                 0                   $0
---------------------------------- ---------------- ----------------------- -------------------- -------------------
Julie Abbett (1)                          3              $47,951,979                 0                   $0
---------------------------------- ---------------- ----------------------- -------------------- -------------------

(1) Information for these individuals is provided as of September 30, 2006.

Other Accounts Managed:


---------------------------------- ---------------- ----------------------- -------------------- -------------------
Name of Portfolio Manager             Number of     Total Assets of Other     Number of Other     Total Assets of
-------------------------                                           ------
                                                                               Accounts with
                                                                            Performance-Based    Performance-Based
                                   Other Accounts          Accounts                 Fee             Fee Accounts
---------------------------------- ---------------- ----------------------- -------------------- -------------------

---------------------------------- ---------------- ----------------------- -------------------- -------------------
Thomas Picciochi                          8              $133,519,032                3             $95,976,618.39
---------------------------------- ---------------- ----------------------- -------------------- -------------------
Robert Wang                              36             $6,431,597,572               0                   $0
---------------------------------- ---------------- ----------------------- -------------------- -------------------
Inna Okounkova (1)                        0                   $0                     0                   $0
---------------------------------- ---------------- ----------------------- -------------------- -------------------
Jin Chen (1)                              4              $269,629,699                0                   $0
---------------------------------- ---------------- ----------------------- -------------------- -------------------
Julie Abbett (1)                          4              $269,629,699                0                   $0
---------------------------------- ---------------- ----------------------- -------------------- -------------------

(1)      Information for these individuals is provided as of September 30, 2006.

         In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Advisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the Fund and other client accounts.


Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

o Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor, including other client accounts managed by the Fund's portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the Advisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund and the other clients.

o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

o In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Advisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

o The Advisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions(and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The Advisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by the Fund's portfolio management team. The Advisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

The Advisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund's Board.


code
January 5, 2007




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